Significant basis of preparation and accounting policies_Newly adopted standards and interpretations that affected the Groups accounting policies (Details)	12 Months Ended
Dec. 31, 2019
Disclosure amendments of IFRS 9 and IFRS 7
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	Financial Instruments
Description of nature of change in accounting policy	The amendments mainly deal with the addition of temporary exceptions from applying specific hedge accounting requirements while the uncertainty arises from interest rate benchmark reform. The amendment requires that for the purpose of determining whether a forecast transaction (or a component thereof) is highly probable, an entity shall assume that the interest rate benchmark on which the hedged cash flows (contractually or non-contractually specified) are based is not altered as a result of interest rate benchmark reform. When applying the prospective assessment, the amendment further requires that an entity shall assume that the hedged risk or the interest rate benchmark on which the hedged item or the hedging instrument is based is not altered as a result of the reform. Additionally, for a hedge of a non-contractually specified benchmark component of interest rate risk, an entity shall apply the requirement that the risk component shall be separately identifiable only at the inception of the hedging relationship. Meanwhile, an entity shall prospectively cease applying the temporary exceptions to a hedged item at the earlier of: (a)when the uncertainty arising from interest rate benchmark reform is no longer present with respect to the timing and the amount of the interest rate benchmark-based cash flows of the hedged item; and (b)when the hedging relationship that the hedged item is part of is discontinued.
Description of how and from when changes in accounting policies have been applied	The Group has adopted the amendments of IFRS 9 and IFRS 7 for the first time in the current year. These amendments will be effective from January 1, 2020 but the Group has applied such amendments in current year as the early adoption is permitted.
Adoption of IFRS 16 - Leases
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	Leases
Description whether change in accounting policy is made in accordance with transitional provisions of initially applied IFRS	On the date of initial application for IFRS 16, the Group elected to apply a practical expedient which does not require the Group to reassess whether the contract is a lease. The Group applied IFRS 16 only to the contracts that were previously identified as a lease and did not reassess the contracts that were not identified as a lease in line with IAS 17 and IFRIC 4. Therefore, the definition of lease under IFRS 16 is only applicable to contracts that are entered into or modified after January 1, 2019.
Description of transitional provisions of initially applied IFRS	On the date of initial application, a lease classified as an operating lease in accordance with IAS 17 is measured at present value of the remaining lease payments discounted at the incremental borrowing rate of the subsidiary as of January 1, 2019. However, the Group chose an exception that does not apply the lessee's recognition, measurement and presentation on low value asset leases. The right-of-use asset is measured as follows: - The same amount as lease liability (pre-paid or incurred (unpaid) lease payments are adjusted). The Group applies this method to all leases. When the Group applies IFRS 16 to the leases classified as operating leases in accordance with IAS 17, following practical expedients are used: - Opening direct costs are excluded from the measurement of the right-of-use asset at the date of initial application. - An entity should apply IAS 37 'Provisions, Contingent Liabilities and Contingent Assets' right before the date of initial application to determine whether a lease is a loss-bearing contract and therefore conduct an impairment review. - The right-of-use assets and lease liabilities are not recognized for short-term leases (residual term less than a year) - If the contract includes a lease extension or exit option, use hindsight to determine the lease term.
Description of nature of change in accounting policy	IFRS 16 introduces an accounting model for the single lessee and as a result, the Group, as a lessee, recognizes right-of-use assets which represent a lessee's right to use an underlying asset and lease liabilities which represent an obligation to make lease payments. An accounting model for the lessor is similar to the previous accounting policy. Previously, the Group determined whether an arrangement is, or contains, a lease on the arrangement date by applying IFRIC 4 'Determining whether an arrangement contains a lease' which focused on 'risks and consideration'. The Group has started to determine whether the contract is, or contains, a lease, based on the new definition of a lease. Under IFRS 16, a contract determines whether a lease includes control of the use of an underlying asset that is identified in exchange for consideration. For the agreed or revalued date of the contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease and non-lease components.
Description of how and from when changes in accounting policies have been applied	The Group recognized the cumulative effects due to the initial application of IFRS 16 on January 1, 2019, which is the date of initial application. Therefore, the comparative financial information applies IAS 17 and IFRIC 4 as reported previously, and was not restated. The details of the changes to the accounting policy are described below.
Description of fact that impact of initial application of new IFRS is not known or reasonably estimable	IFRS Interpretations Committee published its interpretation of 'Lease Period and Lease Improvement Useful Life' as of December 16, 2019. The Interpretation Committee discussed a question about how to determine the lease term for cancellable or renewable leases and according to the interpretation, the lease term will depend on both the termination penalties in the contract and the broader economics of the contract. Agenda decisions issued by the Interpretations Committee do not have an application date, but are expected to be implemented as soon as possible. The Group is currently assessing the impact of the agenda decision and does not expect a material impact to the financial statements.
Information about nature of lessee's leasing activities	The Group leases various assets, including buildings, vehicles and IT equipment. Previously, the Group classified its leases either as operating leases or as finance leases based on whether the lease substantially transfers the risk and reward of owning the underlying assets. According to IFRS 16, the Group recognizes right-of-use assets and lease liabilities for most of its leases, which means most of its leases are presented in the statement of financial position. For the right-of-use assets that do not satisfy the definition of an investment property, the Group presents those assets as the same item as the item that the corresponding underlying asset would have been presented for. Right-of-use assets that meet the definition of investment properties would be presented as investment properties. The Group presents lease liability as other financial liabilities in the consolidated statement of financial position.
Statement that lessee accounts for short-term leases using recognition exemption	The Group elected not to recognize right-to-use assets and lease liabilities for certain leases of low-value assets (e.g. IT facilities) and short-term leases (less than one year). The Group will recognize the related lease payments as expenses equally over the lease period.
Statement that lessee accounts for leases of low-value assets using recognition exemption	The Group elected not to recognize right-to-use assets and lease liabilities for certain leases of low-value assets (e.g. IT facilities) and short-term leases (less than one year). The Group will recognize the related lease payments as expenses equally over the lease period.
Adoption of IFRS 9 - Financial instruments
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	Financial Instruments
Description of nature of change in accounting policy	All financial assets included in the scope of IFRS 9 are subsequently measured at amortized cost or fair value based on the Group's business model for the management of financial assets and the nature of the contractual cash flows of the financial assets.
Description of how and from when changes in accounting policies have been applied	The Group initially applied IFRS 9 and related amendments made to other standards during the previous period, with January 1, 2018 as the date of initial application. IFRS 9 introduces new rules on: 1) classification and measurement of financial assets and financial liabilities, 2) impairment of financial assets, and 3) hedge accounting. Additionally, the Group adopted consequential amendments to IFRS 7 Financial Instruments: Disclosures that were applied to the disclosures for 2018.